RECENT DEVELOPMENTS (Wells Fargo Credit Line) (Details) - Jazz [Member] - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2018	Jun. 30, 2018
Recent Developments [Line Items]
Maximum borrowing amount	$ 70,000
Borrowing capacity		$ 70,000
Letters of credit outstanding amount		$ 1,000
Prime Rate [Member] | Minimum [Member]
Recent Developments [Line Items]
Basis spread over variable interest rate	0.00%
Prime Rate [Member] | Maximum [Member]
Recent Developments [Line Items]
Basis spread over variable interest rate	0.50%
LIBOR [Member] | Minimum [Member]
Recent Developments [Line Items]
Basis spread over variable interest rate	1.25%
LIBOR [Member] | Maximum [Member]
Recent Developments [Line Items]
Basis spread over variable interest rate	1.75%